EQUITY - Schedule Of Basic And Diluted Earnings Per Share (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Equity [abstract]
Shareholders	$ 364	$ 272	$ 466	$ 345
Dilutive effect of conversion of subsidiary preferred shares	(42)	(42)	(86)	(82)
Profit (loss), attributable to ordinary equity holders of parent entity	322	230	380	263
Dilutive effect of exchangeable shares issued in a consolidated subsidiary	4	3	7	6
Profit (loss), attributable to ordinary equity holders of parent entity, used in calculating diluted earnings per share	$ 326	$ 233	$ 387	$ 269
Weighted average - common shares	2,233.7	2,244.3	2,238.0	2,250.2
Dilutive effect of the conversion of options and escrowed shares using the treasury stock method	119.0	114.8	119.1	116.8
Common shares and common share equivalents	2,352.7	2,359.1	2,357.1	2,367.0